Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Restricted cash	$ 0	$ 32,024
Stockholder's equity (deficit)	$ 29,508,884	(30,036,695)	$ (28,046,016)			$ (30,710,182)
Intangible assets, estimated useful life	3 years
Amortization expenses	$ 26,981	29,597	25,083
Advertising expense	1,023,352	797,823	162,895
Government grants recognized	38,167	428,066	27,838
Employee social benefits	$ 2,180,000	1,600,000	1,400,000
Required percentage of statutory surplus fund	10.00%
Appropriation not required percentage of statutory surplus fund	50.00%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment. The Group has concluded that consolidated net income (loss) is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of comprehensive income (loss).
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of operating segments | Segment	1
Aggregate redemption amount for all redeemable preference shares				$ 39,000,000
Net proceeds from IPO and partial exercise of over-allotment option, after commissions and offering expenses	$ 19,100,000
Cash and cash equivalents	26,773,902	$ 15,660,786
Working capital	$ 28,200,000
Minimum
Accounting Policies [Line Items]
Standard warranty period	1 year
Contractual service period	1 year
Revenue from optional maintenance service period	1 day
Maximum
Accounting Policies [Line Items]
Standard warranty period	3 years
Contractual service period	2 years
Revenue from optional maintenance service period	2 days
Sales | German Subsidiary
Accounting Policies [Line Items]
Percentage of VAT	19.00%
Sales | PRC Subsidiaries
Accounting Policies [Line Items]
Percentage of VAT	13.00%
Services | PRC Subsidiaries
Accounting Policies [Line Items]
Percentage of VAT	6.00%
Cumulative Effect, Period of Adoption, Adjustment
Accounting Policies [Line Items]
Stockholder's equity (deficit)			$ (29,923)		$ (29,923)